Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000040838
Shareholder Report [Line Items]
Fund Name	Retirement 2055 Fund
Class Name	Investor Class
Trading Symbol	TRRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - Investor Class	$71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,417	10,445	10,393
2016	10,432	10,693	10,451
2017	11,167	11,520	11,168
2017	11,769	11,769	11,593
2017	12,203	12,123	11,927
2017	12,861	13,074	12,702
2018	13,116	13,389	12,907
2018	13,116	13,542	12,989
2018	13,498	14,577	13,457
2018	12,784	13,797	12,710
2019	13,253	14,065	13,047
2019	13,119	13,880	12,841
2019	13,780	14,768	13,388
2019	14,540	15,934	14,296
2020	13,916	15,036	13,461
2020	13,916	15,471	13,388
2020	15,838	17,935	15,065
2020	16,978	18,966	16,050
2021	18,402	20,347	17,218
2021	19,845	22,264	18,675
2021	20,673	23,861	19,351
2021	20,215	23,961	19,034
2022	19,208	22,849	18,509
2022	17,886	21,444	17,540
2022	16,926	20,692	16,619
2022	17,608	21,373	17,242
2023	17,508	21,004	17,373
2023	17,939	21,880	17,672
2023	19,143	23,745	18,756
2023	19,319	24,067	18,932
2024	21,255	27,012	20,673
2024	22,127	27,916	21,392
2024	23,343	29,953	22,704
2024	24,169	32,367	23,398
2025	23,963	31,748	23,330
2025	24,267	31,578	23,875
2025	26,088	34,698	25,785
2025	27,418	36,765	27,087
2026	29,362	37,150	28,743
2026	30,697	40,876	30,507

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2055 Fund (Investor Class)	26.50%	9.12%	11.87%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2055 Index (Strategy Benchmark)	27.78	10.31	11.80

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 12,402,686,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 60,533,000
InvestmentCompanyPortfolioTurnover	24.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$12,402,686 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	68.4%
International Equity Funds	29.2
Domestic Bond Funds	1.4
International Bond Funds	0.3
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.9%
T. Rowe Price Value Fund	16.2
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price Equity Index 500 Fund	8.8
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.6
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.4
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049244
Shareholder Report [Line Items]
Fund Name	Retirement 2055 Fund
Class Name	Advisor Class
Trading Symbol	PAROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - Advisor Class	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,412	10,445	10,393
2016	10,420	10,693	10,451
2017	11,149	11,520	11,168
2017	11,737	11,769	11,593
2017	12,164	12,123	11,927
2017	12,817	13,074	12,702
2018	13,056	13,389	12,907
2018	13,048	13,542	12,989
2018	13,422	14,577	13,457
2018	12,707	13,797	12,710
2019	13,156	14,065	13,047
2019	13,022	13,880	12,841
2019	13,674	14,768	13,388
2019	14,416	15,934	14,296
2020	13,785	15,036	13,461
2020	13,775	15,471	13,388
2020	15,665	17,935	15,065
2020	16,794	18,966	16,050
2021	18,186	20,347	17,218
2021	19,595	22,264	18,675
2021	20,402	23,861	19,351
2021	19,945	23,961	19,034
2022	18,930	22,849	18,509
2022	17,624	21,444	17,540
2022	16,668	20,692	16,619
2022	17,316	21,373	17,242
2023	17,218	21,004	17,373
2023	17,635	21,880	17,672
2023	18,798	23,745	18,756
2023	18,963	24,067	18,932
2024	20,847	27,012	20,673
2024	21,690	27,916	21,392
2024	22,873	29,953	22,704
2024	23,658	32,367	23,398
2025	23,437	31,748	23,330
2025	23,725	31,578	23,875
2025	25,482	34,698	25,785
2025	26,776	36,765	27,087
2026	28,648	37,150	28,743
2026	29,945	40,876	30,507

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2055 Fund (Advisor Class)	26.21%	8.85%	11.59%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2055 Index (Strategy Benchmark)	27.78	10.31	11.80

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 12,402,686,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 60,533,000
InvestmentCompanyPortfolioTurnover	24.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$12,402,686 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	68.4%
International Equity Funds	29.2
Domestic Bond Funds	1.4
International Bond Funds	0.3
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.9%
T. Rowe Price Value Fund	16.2
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price Equity Index 500 Fund	8.8
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.6
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.4
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049245
Shareholder Report [Line Items]
Fund Name	Retirement 2055 Fund
Class Name	R Class
Trading Symbol	RRTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - R Class	$128	1.13%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,406	10,445	10,393
2016	10,406	10,693	10,451
2017	11,132	11,520	11,168
2017	11,714	11,769	11,593
2017	12,127	12,123	11,927
2017	12,766	13,074	12,702
2018	13,005	13,389	12,907
2018	12,980	13,542	12,989
2018	13,347	14,577	13,457
2018	12,622	13,797	12,710
2019	13,067	14,065	13,047
2019	12,924	13,880	12,841
2019	13,558	14,768	13,388
2019	14,291	15,934	14,296
2020	13,653	15,036	13,461
2020	13,634	15,471	13,388
2020	15,500	17,935	15,065
2020	16,607	18,966	16,050
2021	17,975	20,347	17,218
2021	19,351	22,264	18,675
2021	20,145	23,861	19,351
2021	19,670	23,961	19,034
2022	18,667	22,849	18,509
2022	17,358	21,444	17,540
2022	16,406	20,692	16,619
2022	17,040	21,373	17,242
2023	16,937	21,004	17,373
2023	17,329	21,880	17,672
2023	18,463	23,745	18,756
2023	18,615	24,067	18,932
2024	20,453	27,012	20,673
2024	21,254	27,916	21,392
2024	22,405	29,953	22,704
2024	23,161	32,367	23,398
2025	22,934	31,748	23,330
2025	23,208	31,578	23,875
2025	24,900	34,698	25,785
2025	26,158	36,765	27,087
2026	27,961	37,150	28,743
2026	29,206	40,876	30,507

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2055 Fund (R Class)	25.84%	8.58%	11.31%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2055 Index (Strategy Benchmark)	27.78	10.31	11.80

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 12,402,686,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 60,533,000
InvestmentCompanyPortfolioTurnover	24.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$12,402,686 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	68.4%
International Equity Funds	29.2
Domestic Bond Funds	1.4
International Bond Funds	0.3
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.9%
T. Rowe Price Value Fund	16.2
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price Equity Index 500 Fund	8.8
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.6
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.4
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244830
Shareholder Report [Line Items]
Fund Name	Retirement 2055 Fund
Class Name	I Class
Trading Symbol	TRJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - I Class	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	520,214	520,373	520,597
2/29/24	573,061	584,038	568,486
5/31/24	596,527	603,581	588,245
8/31/24	629,874	647,631	624,318
11/30/24	652,104	699,825	643,399
2/28/25	646,915	686,440	641,547
5/31/25	655,734	682,760	656,527
8/31/25	704,867	750,215	709,038
11/30/25	741,401	794,917	744,846
2/28/26	794,067	803,247	790,382
5/31/26	830,832	883,801	838,888

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2055 Fund (I Class)	26.70%	22.07%
Russell 3000 Index (Regulatory Benchmark)	29.45	25.07
S&P Target Date 2055 Index (Strategy Benchmark)	27.78	22.53

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 12,402,686,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 60,533,000
InvestmentCompanyPortfolioTurnover	24.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$12,402,686 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	68.4%
International Equity Funds	29.2
Domestic Bond Funds	1.4
International Bond Funds	0.3
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.9%
T. Rowe Price Value Fund	16.2
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price Equity Index 500 Fund	8.8
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.6
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.4
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless